Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Total gains (losses) on derivative instruments	$ 247	$ 326	$ 910	$ 662
Interest rate swaps [Member]
Ineffective portion of cash flow hedge	(354)	(54)	(350)	(17)
Amortization of amount excluded from hedge effectiveness	815	594	1,688	1,107
Reclassification from accumulated other comprehensive income	(214)	(214)	(428)	(428)
Unrealized gains (losses) [Member]
Total gains (losses) on derivative instruments	247	326	910	662
Realized gains (losses) [Member]
Total gains (losses) on derivative instruments	$ 0	$ 0	$ 0	$ 0